Financial Income, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Interest expense on Non convertible debenture	€ 1,889	€ 1,895
Interest on Non convertible debenture	252	597
interest coupon	9.00%	9.00%
Loss on remeasured convertible debt			€ 2,250